Fees Summary	Apr. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,208,565.00
Total Fee Amount	719.30
Total Offset Amount	0.00
Net Fee	$ 719.30
Offering Table N/A
Offset Table N/A	N/A